Classes of Members' Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Classes of Members'' Capital

12. Classes of Members’ Capital

Pursuant to the Company’s Sixth Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”), Eos is authorized to issue equity units under four classes of members’ interest: Preferred Units, Common Units, Employee Units, and Service Provider Units. As of December 31, 2019, the Company has issued only Preferred Units and Common Units.

As of June 30, 2020 and December 31, 2019, there were 68,190,000 Common Units outstanding. The Company’s Preferred Units are discussed at Note 13.

12. Classes of Members’ Capital

Pursuant to the Company’s Sixth Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”), Eos is authorized to issue equity units under four classes of members’ interest: Preferred Units, Common Units, Employee Units, and Service Provider Units. As of December 31, 2019, the Company has issued only Preferred Units and Common Units.

As of December 31, 2019 and 2018, there were 68,190,000 Common Units outstanding. The Company’s preferred units are discussed at Note 13.